Significant Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deferred tax liabilities
Intangibles	$ (27,870)	$ (19,667)
Difference in book and tax basis of property and equipment	(53,834)	(48,399)
Total deferred tax liabilities	(81,704)	(68,066)
Deferred tax assets:
Net operating loss carry forward	27,444	24,274
Other	11,580	7,456
Total deferred tax assets	39,024	31,730
Valuation allowance	(33)	(33)
Net deferred tax assets	38,991	31,697
Net deferred tax liabilities	$ (42,713)	$ (36,369)